Management of financial risks - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) M	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of management of financial risks rate impact [Line items]
Cash and cash equivalents					€ 5,855	€ 16,805
Consolidated entity
Disclosure of management of financial risks rate impact [Line items]
Percentage change in foreign exchange rate	5.00%	5.00%	5.00%
Cash and cash equivalents	€ 135,509	€ 135,509	€ 135,509	€ 92,300	€ 5,855
Percentage change in interest rate sensitivity analysis rate	5.00%	5.00%	5.00%
Interest expense sensitivity analysis interest rate	€ 14,000
Interest gain sensitivity analysis interest rate	€ 14,000
Hedging ratio financial risk management policy	100.00%	100.00%	100.00%
Hedging timeline financial risk management policy in months		24	24